                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
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                             MFS SERIES TRUST VIII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: April 30, 2007
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

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                   MFS(R) STRATEGIC INCOME FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               4
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    6
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        23
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    25
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        27
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       28
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              32
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              44
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PROXY VOTING POLICIES AND INFORMATION                      44
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QUARTERLY PORTFOLIO DISCLOSURE                             44
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CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        4/30/07
                                                                        MFO-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      94.1%
              Floating Rate Loans                         0.8%
              Cash & Other Net Assets                     5.1%

              FIXED INCOME SECTORS (i)

              High Yield Corporates                      34.9%
              ------------------------------------------------
              High Grade Corporates                      20.0%
              ------------------------------------------------
              Emerging Market Bonds                      12.2%
              ------------------------------------------------
              Non U.S. Government Bonds                  12.2%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.2%
              ------------------------------------------------
              Mortgage-Backed Securities                  4.7%
              ------------------------------------------------
              U.S. Government Agencies                    2.4%
              ------------------------------------------------
              Floating Rate Loans                         0.8%
              ------------------------------------------------
              Asset-Backed Securities                     0.6%
              ------------------------------------------------
              Collateralized Debt Obligations             0.3%
              ------------------------------------------------
              U.S. Treasury Securities                  (0.4)%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        20.8%
              ------------------------------------------------
              AA                                          3.7%
              ------------------------------------------------
              A                                          10.8%
              ------------------------------------------------
              BBB                                        20.8%
              ------------------------------------------------
              BB                                         17.8%
              ------------------------------------------------
              B                                          20.3%
              ------------------------------------------------
              CCC                                         5.2%
              ------------------------------------------------
              Not Rated                                   0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.7
              ------------------------------------------------
              Average Life (i)(m)                     7.7 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                11.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   BBB
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              68.1%
              ------------------------------------------------
              Japan                                       4.4%
              ------------------------------------------------
              Russia                                      3.5%
              ------------------------------------------------
              Germany                                     2.7%
              ------------------------------------------------
              Netherlands                                 2.4%
              ------------------------------------------------
              Mexico                                      2.0%
              ------------------------------------------------
              Brazil                                      1.9%
              ------------------------------------------------
              France                                      1.8%
              ------------------------------------------------
              Ireland                                     1.4%
              ------------------------------------------------
              Other Countries                            11.8%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector of less than 0%.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   11/01/06-
Class                       Ratio     11/01/06          4/30/07       4/30/07
--------------------------------------------------------------------------------
        Actual              0.83%     $1,000.00        $1,045.60        $4.21
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.83%     $1,000.00        $1,020.68        $4.16
--------------------------------------------------------------------------------
        Actual              1.48%     $1,000.00        $1,040.90        $7.49
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.48%     $1,000.00        $1,017.46        $7.40
--------------------------------------------------------------------------------
        Actual              1.48%     $1,000.00        $1,040.90        $7.49
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.48%     $1,000.00        $1,017.46        $7.40
--------------------------------------------------------------------------------
        Actual              0.48%     $1,000.00        $1,045.90        $2.43
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.48%     $1,000.00        $1,022.41        $2.41
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.2%
----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%
----------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                     $     540,000          $    567,000
DRS Technologies, Inc., 7.625%, 2018                                                     355,000               371,862
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                     340,000               364,650
                                                                                                          ------------
                                                                                                          $  1,303,512
----------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                           $     746,514          $    763,310
----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
----------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                   $     435,000          $    475,238
----------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 8.0%
----------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                 $   1,200,000          $  1,067,437
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                    900,000               805,395
Asset Securitization Corp., FRN, 8.1466%, 2029                                         1,485,000             1,601,025
Asset Securitization Corp., FRN, 8.6366%, 2029 (z)                                       790,000               848,531
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.12%, 2040 (z)                                                                          674,286               674,284
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                          1,197,417             1,209,391
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)                             3,640,000             3,711,298
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                  84,840                84,335
Crest Ltd., 7%, 2040 (n)                                                                 400,000               380,800
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                  1,050,000             1,137,126
DL++++J Commercial Mortgage Corp., 6.04%, 2031                                           550,000               558,833
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                700,000               621,906
Falcon Franchise Loan LLC, FRN, 3.426%, 2023 (i)(n)                                    5,313,343               549,028
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025 (i)(z)                                   3,861,669               543,028
First Union-Lehman Brothers Bank of America, FRN,
0.6911%, 2035 (i)                                                                     41,552,784               606,031
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029 (n)                                                                             600,000               650,646
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                 1,758,000             1,785,336
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.5421%, 2043                                                                          1,789,097             1,782,474
KKR Financial CLO Ltd., "C", FRN, 6.82%, 2021 (z)                                        523,730               523,730
Morgan Stanley Capital I, Inc., 7.18%, 2030                                              430,000               433,790
Morgan Stanley Capital I, Inc., FRN, 1.4083%, 2039 (i)(n)                             10,951,115               614,289
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031 (z)                              308,692               309,618
Prudential Securities Secured Financing Corp., FRN,
7.3872%, 2013 (z)                                                                        875,000               930,813
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2786%, 2032 (z)                     1,800,000             1,953,093
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4906%, 2044                            1,309,000             1,306,386
                                                                                                          ------------
                                                                                                          $ 24,688,623
----------------------------------------------------------------------------------------------------------------------
Automotive - 1.9%
----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                    $     424,000          $    400,932
Ford Motor Credit Co., 8%, 2016                                                          475,000               464,538
Ford Motor Credit Co. LLC, 9.75%, 2010                                                 1,885,000             1,994,658
Ford Motor Credit Co., FRN, 8.105%, 2012                                                 315,000               310,689
General Motors Corp., 8.375%, 2033                                                     1,212,000             1,095,345
Goodyear Tire & Rubber Co., 9%, 2015                                                     705,000               777,263
Johnson Controls, Inc., 5.25%, 2011                                                      290,000               290,722
TRW Automotive, Inc., 7%, 2014 (n)                                                       515,000               509,850
TRW Automotive, Inc., 7.25%, 2017 (n)                                                     60,000                59,550
                                                                                                          ------------
                                                                                                          $  5,903,547
----------------------------------------------------------------------------------------------------------------------
Broadcasting - 2.6%
----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                         $     980,000          $  1,006,950
Clear Channel Communications, Inc., 5.5%, 2014                                           900,000               798,035
Grupo Televisa S.A., 8.5%, 2032                                                          589,000               747,584
Intelsat Bermuda Ltd., 11.25%, 2016                                                      770,000               878,763
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015                                                 60,000                61,350
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                       945,000             1,009,969
ION Media Networks, Inc., FRN, 11.6056%, 2013 (n)                                        900,000               936,000
Liberty Media Corp., 5.7%, 2013                                                          520,000               496,851
News America, Inc., 6.4%, 2035                                                           890,000               896,931
Umbrella Acquisition, Inc., 9.75%, 2015 (n)(p)                                         1,020,000             1,023,825
                                                                                                          ------------
                                                                                                          $  7,856,258
----------------------------------------------------------------------------------------------------------------------
Building - 1.6%
----------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                         $     735,000          $    743,011
Builders FirstSource, Inc., FRN, 9.61%, 2012                                             280,000               284,550
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)                                    258,000               257,644
Hanson PLC, 6.125%, 2016                                                                 410,000               422,682
Lafarge S.A., 6.15%, 2011                                                              1,320,000             1,363,332
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                        625,000               468,750
NTK Holdings, Inc., 8.5%, 2014                                                           560,000               553,000
Owens Corning, Inc., 6.5%, 2016 (n)                                                      720,000               733,799
Ply Gem Industries, Inc., 9%, 2012                                                       195,000               175,988
                                                                                                          ------------
                                                                                                          $  5,002,756
----------------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                  $     490,000          $    504,700
Iron Mountain, Inc., 7.75%, 2015                                                         380,000               389,500
Nortel Networks Ltd., 10.75%, 2016 (n)                                                   380,000               427,500
SunGard Data Systems, Inc., 10.25%, 2015                                                 845,000               929,500
Xerox Corp., 7.625%, 2013                                                                970,000             1,018,500
                                                                                                          ------------
                                                                                                          $  3,269,700
----------------------------------------------------------------------------------------------------------------------
Cable TV - 1.5%
----------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                      $     752,000          $    799,000
CCH II Holdings LLC, 10.25%, 2010                                                        440,000               468,600
CCO Holdings LLC, 8.75%, 2013                                                            650,000               681,687
CSC Holdings, Inc., 6.75%, 2012                                                        1,065,000             1,063,669
Rogers Cable, Inc., 5.5%, 2014                                                           659,000               652,410
TCI Communications, Inc., 9.8%, 2012                                                     841,000               997,188
                                                                                                          ------------
                                                                                                          $  4,662,554
----------------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%
----------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                               $     835,000          $    880,925
Innophos, Inc., 8.875%, 2014                                                             405,000               424,238
Koppers, Inc., 9.875%, 2013                                                              355,000               385,175
Lyondell Chemical Co., 11.125%, 2012                                                   1,340,000             1,427,100
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                   695,000               741,044
Mosaic Co., 7.625%, 2016 (n)                                                             570,000               608,475
Nalco Co., 8.875%, 2013                                                                  275,000               294,250
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                     450,000               396,000
Yara International A.S.A., 5.25%, 2014 (n)                                             1,300,000             1,257,942
                                                                                                          ------------
                                                                                                          $  6,415,149
----------------------------------------------------------------------------------------------------------------------
Construction - 0.4%
----------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.125%, 2010                                                         $   1,110,000          $  1,088,191
----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
----------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                          $     340,000          $    340,000
Fortune Brands, Inc., 5.125%, 2011                                                     1,025,000             1,015,483
Jarden Corp., 7.5%, 2017                                                                 505,000               516,994
Kar Holdings, Inc., 10%, 2015 (z)                                                        570,000               590,663
Realogy Corp., 10.5%, 2014 (z)                                                           210,000               210,263
Realogy Corp., 12.375%, 2015 (z)                                                         370,000               370,000
Service Corp. International, 6.75%, 2015 (n)                                             135,000               136,350
Service Corp. International, 7%, 2017                                                    240,000               238,800
Service Corp. International, 7.625%, 2018                                                740,000               783,475
Visant Holding Corp., 8.75%, 2013                                                        605,000               636,763
Western Union Co., 5.4%, 2011                                                          1,800,000             1,800,670
                                                                                                          ------------
                                                                                                          $  6,639,461
----------------------------------------------------------------------------------------------------------------------
Containers - 1.7%
----------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                         $     550,000          $    566,500
Crown Americas LLC, 7.75%, 2015                                                          610,000               645,075
Graham Packaging Co. LP, 9.875%, 2014                                                    310,000               320,850
Greif, Inc., 6.75%, 2017 (n)                                                           1,790,000             1,821,325
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                       343,000               349,860
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                      1,460,000             1,540,300
                                                                                                          ------------
                                                                                                          $  5,243,910
----------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.9%
----------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                         $   1,297,000          $  1,272,121
L-3 Communications Corp., 6.125%, 2014                                                 1,575,000             1,551,375
                                                                                                          ------------
                                                                                                          $  2,823,496
----------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%
----------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                          $     160,000          $    182,800
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                         930,000               939,300
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                               225,000               234,000
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                 185,000               194,250
                                                                                                          ------------
                                                                                                          $  1,550,350
----------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.4%
----------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                              $     153,000          $    158,814
Gaz Capital S.A., 6.212%, 2016                                                         3,118,000             3,156,975
Gazprom International S.A., 6.51%, 2022 (n)                                              800,000               823,000
Gazprom OAO, 9.625%, 2013                                                                530,000               631,760
Majapahit Holding B.V., 7.75%, 2016 (n)                                                  107,000               113,286
Pemex Project Funding Master Trust, 8.625%, 2022                                       1,366,000             1,722,526
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                              890,000               899,105
                                                                                                          ------------
                                                                                                          $  7,505,466
----------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 3.9%
----------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                            $     222,000          $    251,970
Federative Republic of Brazil, 7.125%, 2037                                              931,000             1,052,496
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                           250,000               171,250
Republic of Argentina, FRN, 5.475%, 2012                                               1,953,000             1,865,668
Republic of Bulgaria, 8.25%, 2015                                                        846,000             1,002,933
Republic of Colombia, FRN, 7.16%, 2015                                                   751,000               799,815
Republic of El Salvador, 7.65%, 2035                                                     472,000               545,160
Republic of Indonesia, 6.875%, 2017 (n)                                                  173,000               183,380
Republic of Korea, 5.625%, 2025                                                          795,000               795,999
Republic of Panama, 9.375%, 2029                                                       1,136,000             1,547,800
Republic of Panama, 6.7%, 2036                                                           372,000               393,390
Republic of Philippines, 9.375%, 2017                                                    272,000               335,240
Republic of South Africa, 9.125%, 2009                                                   308,000               330,715
Republic of Venezuela, 7%, 2018                                                          184,000               185,840
United Mexican States, 6.375%, 2013                                                      538,000               568,397
United Mexican States, 6.625%, 2015                                                       69,000                74,796
United Mexican States, 6.75%, 2034                                                     1,795,000             2,001,425
                                                                                                          ------------
                                                                                                          $ 12,106,274
----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                              $     760,000          $    765,903
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                 450,000               461,250
Chesapeake Energy Corp., 6.375%, 2015                                                  1,610,000             1,612,012
Cimarex Energy Co., 7.125%, 2017 (z)                                                     360,000               363,600
Hilcorp Energy I, 9%, 2016 (n)                                                           360,000               385,200
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                     195,000               195,975
Mariner Energy, Inc., 8%, 2017                                                           120,000               120,750
Newfield Exploration Co., 6.625%, 2014                                                   700,000               703,500
Plains Exploration & Production Co., 7%, 2017                                            515,000               515,644
Quicksilver Resources, Inc., 7.125%, 2016                                                575,000               572,125
                                                                                                          ------------
                                                                                                          $  5,695,959
----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                $     878,000          $    929,583
----------------------------------------------------------------------------------------------------------------------
Entertainment - 0.5%
----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%, 2014                                                  $     220,000          $    224,950
AMC Entertainment, Inc., 11%, 2016                                                       345,000               395,887
Time Warner, Inc., 6.5%, 2036                                                            110,000               110,083
Turner Broadcasting System, Inc., 8.375%, 2013                                           653,000               744,426
                                                                                                          ------------
                                                                                                          $  1,475,346
----------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.9%
----------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                         $      80,000          $     77,069
Countrywide Financial Corp., 6.25%, 2016                                               1,130,000             1,141,538
General Motors Acceptance Corp., 5.85%, 2009                                           1,179,000             1,165,882
General Motors Acceptance Corp., 6.875%, 2011                                            375,000               376,260
General Motors Acceptance Corp., 6.75%, 2014                                           1,436,000             1,416,116
ORIX Corp., 5.48%, 2011                                                                1,580,000             1,589,036
                                                                                                          ------------
                                                                                                          $  5,765,901
----------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.4%
----------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                      $     690,000          $    721,912
Del Monte Corp., 6.75%, 2015                                                             360,000               360,900
Dole Foods Co., Inc., 8.875%, 2011                                                       585,000               592,313
Michael Foods, Inc., 8%, 2013                                                            495,000               509,850
Miller Brewing Co., 5.5%, 2013 (n)                                                     1,370,000             1,375,306
Tyson Foods, Inc., 6.85%, 2016                                                           660,000               688,050
                                                                                                          ------------
                                                                                                          $  4,248,331
----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                               $     120,000          $    120,150
Buckeye Technologies, Inc., 8.5%, 2013                                                 1,145,000             1,209,406
Jefferson Smurfit Corp., 8.25%, 2012                                                     304,000               307,420
JSG Funding PLC, 7.75%, 2015                                                     EUR     530,000               770,502
MDP Acquisitions PLC, 9.625%, 2012                                                 $      72,000                75,780
Millar Western Forest Products Ltd., 7.75%, 2013                                         455,000               403,813
Stora Enso Oyj, 6.404%, 2016 (n)                                                         690,000               707,620
                                                                                                          ------------
                                                                                                          $  3,594,691
----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
----------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                       $     495,000          $    503,044
Harrah's Entertainment, Inc., 5.75%, 2017                                              1,350,000             1,120,500
Majestic Star Casino LLC, 9.75%, 2011                                                    330,000               316,800
MGM Mirage, Inc., 8.375%, 2011                                                         1,840,000             1,952,700
MGM Mirage, Inc., 6.75%, 2013                                                            365,000               361,806
Scientific Games Corp., 6.25%, 2012                                                      750,000               735,000
Station Casinos, Inc., 6.5%, 2014                                                        735,000               691,819
Wimar Opco LLC, 9.625%, 2014 (n)                                                         445,000               451,675
Wyndham Worldwide Corp., 6%, 2016 (n)                                                    380,000               376,981
Wynn Las Vegas LLC, 6.625%, 2014                                                         560,000               561,400
                                                                                                          ------------
                                                                                                          $  7,071,725
----------------------------------------------------------------------------------------------------------------------
Industrial - 0.5%
----------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                         $     340,000          $    357,000
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                        585,000               612,788
Steelcase, Inc., 6.5%, 2011                                                              618,000               634,837
                                                                                                          ------------
                                                                                                          $  1,604,625
----------------------------------------------------------------------------------------------------------------------
Insurance - 1.2%
----------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                                            EUR     947,000          $  1,318,197
American International Group, Inc., 6.25%, 2037                                    $     150,000               149,302
ING Groep N.V., 5.775% to 2015, FRN to 2049                                            2,160,000             2,151,919
USI Holdings Corp., 9.75%, 2015 (z)                                                       70,000                71,400
                                                                                                          ------------
                                                                                                          $  3,690,818
----------------------------------------------------------------------------------------------------------------------
Insurance - Health - 0.1%
----------------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014 (n)                                                     $     270,000          $    274,050
----------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
----------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                            $   1,555,000          $  1,544,567
Chubb Corp., 6.375% to 2017, FRN to 2067                                                 630,000               637,596
                                                                                                          ------------
                                                                                                          $  2,182,163
----------------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 4.2%
----------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                 CAD     266,000          $    243,447
Development Bank of Japan, 1.75%, 2010                                           JPY 125,000,000             1,069,336
Development Bank of Japan, 1.4%, 2012                                            JPY 184,000,000             1,560,232
Development Bank of Japan, 1.05%, 2023                                           JPY 313,000,000             2,263,245
Development Bank of Japan, 2.3%, 2026                                            JPY  80,000,000               687,362
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                       JPY 182,000,000             1,545,853
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                          JPY 340,000,000             2,958,647
KfW Bankengruppe, 1.35%, 2014                                                    JPY 295,000,000             2,460,945
                                                                                                          ------------
                                                                                                          $ 12,789,067
----------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 7.9%
----------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                              AUD     231,000          $    193,533
Federal Republic of Germany, 5.25%, 2010                                         EUR   1,278,000             1,801,074
Federal Republic of Germany, 3.75%, 2015                                         EUR     520,000               691,427
Federal Republic of Germany, 6.25%, 2030                                         EUR     795,000             1,379,590
Government of Canada, 5.5%, 2009                                                 CAD     530,000               490,597
Government of Canada, 4.5%, 2015                                                 CAD     213,000               196,598
Government of Canada, 8%, 2023                                                   CAD      94,000               121,743
Government of Canada, 5.75%, 2033                                                CAD     241,000               270,307
Kingdom of Denmark, 4%, 2015                                                     DKK   2,740,000               496,542
Kingdom of Netherlands, 3.75%, 2009                                              EUR   2,611,000             3,534,620
Kingdom of Netherlands, 3.75%, 2014                                              EUR     288,000               383,298
Kingdom of Spain, 5.35%, 2011                                                    EUR   1,939,000             2,773,509
Republic of Austria, 4.65%, 2018                                                 EUR   1,393,000             1,970,387
Republic of France, 4.75%, 2012                                                  EUR     412,000               578,536
Republic of France, 5%, 2016                                                     EUR     669,000               970,030
Republic of France, 6%, 2025                                                     EUR     356,000               587,542
Republic of France, 4.75%, 2035                                                  EUR   1,488,000             2,158,855
Republic of Ireland, 3.25%, 2009                                                 EUR   1,111,000             1,491,638
Republic of Ireland, 4.6%, 2016                                                  EUR   1,450,000             2,040,503
United Kingdom Treasury, 8%, 2015                                                GBP     198,000               474,546
United Kingdom Treasury, 8%, 2021                                                GBP     217,000               567,170
United Kingdom Treasury, 4.25%, 2036                                             GBP     547,000             1,047,412
                                                                                                          ------------
                                                                                                          $ 24,219,457
----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
----------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                $     635,000          $    667,544
Case New Holland, Inc., 7.125%, 2014                                                     595,000               624,750
Manitowoc Co., Inc., 10.5%, 2012                                                         562,000               597,125
Terex Corp., 7.375%, 2014                                                                415,000               433,675
                                                                                                          ------------
                                                                                                          $  2,323,094
----------------------------------------------------------------------------------------------------------------------
Major Banks - 1.3%
----------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                       $     962,000          $    926,994
Royal Bank of Scotland Group PLC, 9.118%, 2049                                           857,000               946,090
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                    1,187,000             1,332,992
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                    920,000               933,708
                                                                                                          ------------
                                                                                                          $  4,139,784
----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.8%
----------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                                      $     270,000          $    278,100
Cardinal Health, Inc., 5.85%, 2017                                                     1,211,000             1,211,856
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                         440,000               385,000
Cooper Cos., Inc., 7.125%, 2015 (n)                                                      960,000               979,200
DaVita, Inc., 6.625%, 2013                                                               270,000               271,012
DaVita, Inc., 7.25%, 2015                                                                805,000               823,112
HCA, Inc., 6.375%, 2015                                                                  785,000               683,931
HCA, Inc., 9.25%, 2016 (n)                                                             1,560,000             1,700,400
HealthSouth Corp., 10.75%, 2016 (n)                                                      565,000               615,850
Hospira, Inc., 5.55%, 2012                                                               450,000               452,457
Hospira, Inc., 6.05%, 2017                                                               410,000               414,220
McKesson Corp., 5.7%, 2017                                                               370,000               369,420
Omnicare, Inc., 6.875%, 2015                                                             675,000               672,469
Owens & Minor, Inc., 6.35%, 2016                                                         710,000               718,172
Psychiatric Solutions, Inc., 7.75%, 2015                                                 565,000               577,713
Tenet Healthcare Corp., 9.25%, 2015                                                      560,000               560,000
U.S. Oncology, Inc., 10.75%, 2014                                                        495,000               553,163
Vanguard Health Holding II, 9%, 2014                                                     330,000               341,963
                                                                                                          ------------
                                                                                                          $ 11,608,038
----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%
----------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                              $     950,000          $    942,875
FMG Finance Ltd., 10.625%, 2016 (n)                                                      625,000               731,250
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                              455,000               491,969
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                             760,000               831,250
Peabody Energy Corp., 7.375%, 2016                                                       155,000               163,719
Peabody Energy Corp., "B", 6.875%, 2013                                                  860,000               870,750
PNA Group, Inc., 10.75%, 2016 (n)                                                        320,000               352,000
U.S. Steel Corp., 9.75%, 2010                                                            627,000               658,350
Vale Overseas Ltd., 6.25%, 2017                                                          860,000               881,933
                                                                                                          ------------
                                                                                                          $  5,924,096
----------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 4.6%
----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2035                                                      $  10,145,203          $ 10,084,591
Fannie Mae, 6.5%, 2031                                                                   330,366               340,655
Fannie Mae, 6%, 2034                                                                   3,819,737             3,865,850
                                                                                                          ------------
                                                                                                          $ 14,291,096
----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                 $     560,000          $    567,000
----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.2%
----------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                           $     520,000          $    540,800
CenterPoint Energy Resources Corp., 7.875%, 2013                                       1,826,000             2,039,279
El Paso Energy Corp., 7.75%, 2013                                                        795,000               836,990
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                      1,130,000             1,203,450
Kinder Morgan Energy Partners LP, 6%, 2017                                               830,000               843,370
Kinder Morgan Finance, 5.35%, 2011                                                     1,516,000             1,505,133
Spectra Energy Capital LLC, 8%, 2019                                                     679,000               781,522
Williams Cos., Inc., 7.125%, 2011                                                      1,140,000             1,197,000
Williams Cos., Inc., 8.75%, 2032                                                         325,000               378,219
Williams Partners LP, 7.25%, 2017 (n)                                                    405,000               428,288
                                                                                                          ------------
                                                                                                          $  9,754,051
----------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.5%
----------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                $     485,000          $    496,519
Citizens Communications Co., 9.25%, 2011                                               1,623,000             1,807,616
Citizens Communications Co., 9%, 2031                                                    630,000               691,425
Deutsche Telekom International Finance B.V., 8%, 2010                                    543,000               587,574
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                          465,000               499,875
Qwest Corp., 8.875%, 2012                                                                430,000               475,150
Qwest Corp., 7.5%, 2014                                                                  560,000               592,200
Telecom Italia Capital, 4.875%, 2010                                                     248,000               244,860
Telefonica Europe B.V., 7.75%, 2010                                                    1,090,000             1,174,175
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                          540,000               580,500
Windstream Corp., 8.625%, 2016                                                           425,000               466,438
Windstream Corp., 7%, 2019 (n)                                                           125,000               125,625
                                                                                                          ------------
                                                                                                          $  7,741,957
----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
----------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                          $     590,000          $    585,575
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                   285,000               301,387
Halliburton Co., 5.5%, 2010                                                              873,000               883,915
                                                                                                          ------------
                                                                                                          $  1,770,877
----------------------------------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                           $   1,290,000          $  1,331,468
----------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.6%
----------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                $     883,500          $    883,500
Banco BMG S.A., 9.15%, 2016 (n)                                                          659,000               711,720
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                        700,000               742,875
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                          841,000               843,523
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                  800,000               808,074
CenterCredit International B.V., 8.625%, 2014 (n)                                        666,000               638,528
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                         773,000               750,063
DFS Funding Corp., FRN, 7.3549%, 2010 (z)                                              1,082,000             1,095,525
HSBK Europe B.V., 7.25%, 2017 (z)                                                        588,000               586,530
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                   126,000               125,953
Kazkommerts International B.V., 8%, 2015                                                 360,000               363,600
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                        660,000               677,914
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                         246,000               244,809
RSHB Capital S.A., 7.175%, 2013 (n)                                                      100,000               106,125
Russian Standard Finance S.A., 7.5%, 2010 (n)                                            168,000               164,220
Russian Standard Finance S.A., 8.625%, 2011 (n)                                          526,000               531,918
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                             1,120,000             1,157,635
UFJ Finance Aruba AEC, 6.75%, 2013                                                       648,000               698,436
                                                                                                          ------------
                                                                                                          $ 11,130,948
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                       $     359,000          $    354,569
Warner Chilcott Corp., 8.75%, 2015                                                       805,000               855,313
Wyeth, 5.45%, 2017                                                                     1,100,000             1,100,761
                                                                                                          ------------
                                                                                                          $  2,310,643
----------------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.7%
----------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                  $   1,770,000          $  2,045,058
----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.3%
----------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                      $     575,000          $    541,937
Dex Media East LLC, 9.875%, 2009                                                       1,100,000             1,148,125
Dex Media West LLC, 9.875%, 2013                                                         986,000             1,073,507
Idearc, Inc., 8%, 2016 (n)                                                             2,295,000             2,392,538
MediaNews Group, Inc., 6.875%, 2013                                                      730,000               664,300
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (z)                                       805,000               581,613
R.H. Donnelley Corp., 8.875%, 2016                                                       575,000               623,875
                                                                                                          ------------
                                                                                                          $  7,025,895
----------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                          $   1,790,000          $  1,866,687
----------------------------------------------------------------------------------------------------------------------
Retailers - 0.8%
----------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                      $     700,000          $    722,750
J.C. Penney Corp., Inc., 6.375%, 2036                                                    440,000               438,556
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                               295,000               313,166
Limited Brands, Inc., 5.25%, 2014                                                      1,126,000             1,077,552
                                                                                                          ------------
                                                                                                          $  2,552,024
----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.4%
----------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                       $     500,000          $    533,125
Michaels Stores, Inc., 11.375%, 2016 (n)                                                 450,000               495,000
Payless ShoeSource, Inc., 8.25%, 2013                                                     75,000                78,938
                                                                                                          ------------
                                                                                                          $  1,107,063
----------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                         $     470,000          $    464,818
Safeway, Inc., 6.5%, 2011                                                                650,000               675,487
SUPERVALU, Inc., 7.5%, 2014                                                              355,000               370,975
                                                                                                          ------------
                                                                                                          $  1,511,280
----------------------------------------------------------------------------------------------------------------------
Supranational - 0.4%
----------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                            $   1,269,000          $  1,237,157
----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
----------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                  $     744,000          $    792,431
Centennial Communications Corp., 10%, 2013                                               110,000               119,075
Centennial Communications Corp., 10.125%, 2013                                           430,000               464,400
Nextel Communications, Inc., 5.95%, 2014                                               1,545,000             1,520,991
OJSC Vimpel Communications, 8.25%, 2016                                                1,248,000             1,339,104
Rural Cellular Corp., 9.875%, 2010                                                       650,000               687,375
                                                                                                          ------------
                                                                                                          $  4,923,376
----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
----------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                         $     830,000          $    857,505
----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                               $     968,000          $  1,023,691
----------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
----------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                          $     540,000          $    581,850
Stena AB, 7%, 2016                                                                       340,000               334,900
                                                                                                          ------------
                                                                                                          $    916,750
----------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.4%
----------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                         $   2,541,629          $  2,422,740
Small Business Administration, 4.77%, 2024                                               808,309               793,137
Small Business Administration, 5.18%, 2024                                             2,020,482             2,029,802
Small Business Administration, 4.625%, 2025                                              865,866               836,723
Small Business Administration, 4.86%, 2025                                               626,253               616,419
Small Business Administration, 5.11%, 2025                                               730,625               730,630
                                                                                                          ------------
                                                                                                          $  7,429,451
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.5%
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                  $     482,000          $    516,267
U.S. Treasury Bonds, 4.5%, 2036                                                          160,000               151,725
U.S. Treasury Notes, 4.875%, 2008                                                        427,000               426,667
U.S. Treasury Notes, 3.25%, 2008 (f)                                                   1,000,000               980,625
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                  748,571               724,769
U.S. Treasury Notes, TIPS, 3%, 2012                                                      891,709               935,632
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                  967,528               930,301
                                                                                                          ------------
                                                                                                          $  4,665,986
----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.9%
----------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                            $     615,000          $    674,962
Beaver Valley Funding Corp., 9%, 2017                                                  1,705,000             1,935,823
Edison Mission Energy, 7.75%, 2016                                                       665,000               699,913
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                       103,000               116,777
Enersis S.A., 7.375%, 2014                                                             1,489,000             1,616,628
FirstEnergy Corp., 6.45%, 2011                                                           857,000               898,835
HQI Transelec Chile S.A., 7.875%, 2011                                                 1,200,000             1,288,212
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                             315,000               322,875
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                               442,000               476,255
Mirant Americas Generation, Inc., 8.3%, 2011                                             100,000               105,750
Mirant North American LLC, 7.375%, 2013                                                  585,000               618,638
NRG Energy, Inc., 7.375%, 2016                                                         1,525,000             1,584,094
NRG Energy, Inc., 7.375%, 2017                                                           185,000               191,706
Progress Energy, Inc., 5.625%, 2016                                                      357,000               360,758
Reliant Resources, Inc., 9.25%, 2010                                                     650,000               681,688
Waterford 3 Funding Corp., 8.09%, 2017                                                   535,106               553,604
                                                                                                          ------------
                                                                                                          $ 12,126,518
----------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $285,500,267)                                                               $293,021,004
----------------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 0.8% (g)(r)
----------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
----------------------------------------------------------------------------------------------------------------------
Gray Television, Inc.,Term Loan B, 6.56%, 2014 (o)                                 $     187,847          $    187,612
Univision Communications, Inc., Term Loan B, 7.61%, 2014                                 457,832               456,973
                                                                                                          ------------
                                                                                                          $    644,585
----------------------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
----------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.35%, 2014                       $      31,369          $     31,317
CSC Holdings, Inc., Incremental Term Loan, 7.08%, 2013                                   374,656               375,843
Mediacom Illinois LLC, Term Loan, 6.86%, 2012                                            337,404               334,100
                                                                                                          ------------
                                                                                                          $    741,260
----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
----------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 7.10%, 2014                                              $     346,284          $    348,123
----------------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.1%
----------------------------------------------------------------------------------------------------------------------
Dean Foods Co., Term Loan B, 6.88%, 2014                                           $     278,120          $    278,526
----------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
----------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Credit Linked Deposit, 7.07%, 2014               $     149,848          $    150,503
Allied Waste North America, Inc., Term Loan, 7.10%, 2014                                 320,950               322,354
                                                                                                          ------------
                                                                                                          $    472,857
----------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $2,488,742)                                                   $  2,485,351
----------------------------------------------------------------------------------------------------------------------

Preferred Stocks - 0.0%
----------------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75% (Identified Cost, $74,529)                         2,725          $     68,779

----------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.0%
----------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 5/01/07, at Amortized Cost and Value (y)        $   9,383,000          $  9,383,000
----------------------------------------------------------------------------------------------------------------------

Rights - 0.0%
----------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.0%
----------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021
(Identified Cost, $0)                                                                  1,250,000          $          0

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $297,446,538) (k)                                                     $304,958,134
----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                                        3,007,609
----------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                       $307,965,743
----------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $281,678,324 and 92.37% of market value. An independent pricing service provided an evaluated bid for 91.36% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,163,963, representing
    14.3% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                       CURRENT
                                                  ACQUISITION       ACQUISITION        MARKET         TOTAL % OF
RESTRICTED SECURITIES                                 DATE              COST            VALUE         NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037                       5/14/02            $  809,943       $1,067,437

Asset Securitization Corp., FRN,
8.6366%, 2029                                       1/25/05               681,838          848,531

Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                             3/01/06               674,286          674,284

Bosphorus Financial Services Ltd., FRN,
7.16%, 2012                                         3/08/05               800,000          808,074

Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011                                        3/08/07             1,203,404        1,209,391

Chase Commercial Mortgage Securities Corp.,
6.6%, 2029                                          6/07/00             2,970,648        3,711,298

Cimarex Energy Co., 7.125%, 2017                4/17/07-4/18/07           363,294          363,600

DFS Funding Corp., FRN, 7.3549%, 2010               6/24/05             1,082,000        1,095,525

Falcon Franchise Loan LLC, 6.5%, 2014               7/15/05               607,195          621,906

Falcon Franchise Loan LLC, FRN,
4.1216%, 2025                                       1/29/03               733,575          543,028

HSBK Europe B.V., 7.25%, 2017                       4/25/07               583,108          586,530

Kar Holdings, Inc., 10%, 2015                   4/13/07-4/24/07           582,144          590,663

KKR Financial CLO Ltd., "C", FRN,
6.82%, 2021                                         4/27/07               523,730          523,730

Nielsen Finance LLC, 0% to 2011,
12.5% to 2016                                       4/03/07               569,306          581,613

Peru Enhanced Pass-Through Trust,
0%, 2018                                           12/14/06               160,025          171,250

Preferred Term Securities IV Ltd., CDO, FRN,
7.6%, 2031                                          9/13/05               314,036          309,618

Prudential Securities Secured Financing
Corp., FRN, 7.3872%, 2013                          12/06/04               971,421          930,813

Realogy Corp., 10.5%, 2014                          4/05/07               207,451          210,263

Realogy Corp., 12.375%, 2015                        4/05/07               363,140          370,000

Salomon Brothers Mortgage Securities, Inc.,
FRN, 7.2786%, 2032                                  1/07/05             2,067,961        1,953,093

USI Holdings Corp., 9.75%, 2015                     4/26/07                70,000           71,400
                                                                                       -----------------------
Total Restricted Securities                                                            $17,242,047        5.6%
                                                                                       =======================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 4/30/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                              NET
                                                                                                          UNREALIZED
                                CONTRACTS TO         SETTLEMENT         IN EXCHANGE      CONTRACTS       APPRECIATION
TYPE             CURRENCY     DELIVER/RECEIVE           DATE                FOR           AT VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
APPRECIATION
----------------------------------------------------------------------------------------------------------------------

BUY                CAD                  857,045        5/23/07             $  764,290      $  773,132          $  8,842

BUY                DKK                  328,094        6/13/07                 60,000          60,199               199

BUY                EUR                  300,000        6/20/07                409,055         410,326             1,271

SELL               GBP                2,454,737        6/20/07              4,920,323       4,906,275            14,048

SELL               JPY               23,608,520        5/15/07                200,000         197,878             2,122

BUY                MXN                5,253,329        5/09/07                477,536         480,393             2,857

BUY                PLN                1,349,934        5/02/07                457,611         486,877            29,266

SELL               PLN                1,349,934        5/02/07                487,711         486,877               834

                                                                                                               --------
                                                                                                               $ 59,439
                                                                                                               ========

                                                                                                              NET
                                                                                                          UNREALIZED
                                CONTRACTS TO         SETTLEMENT         IN EXCHANGE      CONTRACTS       APPRECIATION
TYPE             CURRENCY     DELIVER/RECEIVE           DATE                FOR           AT VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
BUY                AUD                  805,802        6/04/07             $  672,275      $  668,630         $  (3,645)

SELL               AUD                1,941,756        6/04/07              1,593,317       1,611,209           (17,892)

SELL               CAD                  679,947        5/23/07                588,039         613,374           (25,335)

SELL               DKK                3,099,123        6/13/07                559,307         568,627            (9,320)

SELL               EUR                5,989,769   5/23/07 - 6/20/07         7,997,246       8,191,655          (194,409)

BUY                GBP                1,373,859        6/20/07              2,754,518       2,745,927            (8,591)

BUY                PLN                1,349,934        7/02/07                488,602         487,729              (873)

BUY                ZAR                2,270,313        5/31/07                324,247         321,393            (2,854)

                                                                                                               --------
                                                                                                               $(262,919)
                                                                                                               =========

At April 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $131,851 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 4/30/07

                                                                                                    UNREALIZED
                                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                                       CONTRACTS          VALUE            DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                           17            1,899,750         Jun-07           $27,300
U.S. Treasury Note 5 yr (Long)                       29            3,069,016         Jun-07             5,180
U.S. Treasury Note 10 yr (Short)                     64            6,933,000         Jun-07            (7,943)
--------------------------------------------------------------------------------------------------------------
                                                                                                      $24,537
                                                                                                      =======
SWAP AGREEMENTS AT 4/30/07
                                                                                                            UNREALIZED
                       NOTIONAL                                    CASH FLOWS           CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT         COUNTERPARTY                TO RECEIVE             TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS

9/20/10           USD   1,130,000     Merrill Lynch                    (1)         0.68% (fixed rate)          $  2,667
                                      International

4/20/12           USD     770,000     Morgan Stanley Capital
                                      Services, Inc.                   (2)         2.08% (fixed rate)            (8,264)

4/20/12           USD     770,000     Morgan Stanley Capital
                                      Services, Inc.                   (3)         0.98% (fixed rate)            (5,029)

3/20/17           USD     880,000     Merrill Lynch                    (4)         0.37% (fixed rate)             5,684
                                      International

3/20/17           USD   1,330,000     JPMorgan Chase Bank        0.49% (fixed)            (5)                   (10,235)

                                                                                                               --------
                                                                                                               $(15,177)
                                                                                                               ========

(1) Fund to receive notional amount upon a defined credit default event by Lennar Corporation, 5.95%, 3/01/13.
(2) Fund to receive notional amount upon a defined credit default event by Argentina Republic, 8.28%, 12/31/33.
(3) Fund to receive notional amount upon a defined credit default event by Republic of Colombia, 10.375%, 1/28/33.
(4) Fund to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.8%, 7/15/29.
(5) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%,
    7/15/11.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

UNFUNDED LOAN COMMITMENTS
As of April 30, 2007, the portfolio had unfunded loan commitments of $26,879, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                       UNFUNDED          UNREALIZED
                                                                         LOAN           APPRECIATION
BORROWER                                                              COMMITMENT       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Gray Television, Inc., Delayed Draw Term Loan B, 2014                   $ 8,490             $(15)
Univision Communications, Delayed Draw Term Loan, 2014                   18,389             $(34)
                                                                      --------------------------------
                                                                        $26,879             $(49)
                                                                      ================================

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

The following abbreviations are used in this report and are defined:
CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD       Australian Dollar
CAD       Canadian Dollar
DKK       Danish Krone
EUR       Euro
GBP       British Pound
JPY       Japanese Yen
MXN       Mexican Peso
PLN       Polish Zloty
ZAR       South African Rand

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $297,446,538)               $304,958,134
Receivable for forward foreign currency exchange contracts                59,439
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                     131,851
Receivable for investments sold                                        2,413,167
Receivable for fund shares sold                                          507,922
Interest and dividends receivable                                      4,874,866
Receivable from investment adviser                                        58,706
Unrealized appreciation on credit default swaps                            8,351
Other assets                                                               4,757
------------------------------------------------------------------------------------------------------
Total assets                                                                              $313,017,193
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                     $65,903
Distributions payable                                                    355,769
Payable for forward foreign currency exchange contracts                  262,919
Payable for daily variation margin on open futures contracts              36,281
Payable for investments purchased                                      3,238,760
Payable for fund shares reacquired                                       791,704
Unrealized depreciation on credit default swaps                           23,528
Unrealized depreciation on unfunded loan commitments                          49
Payable to affiliates
  Management fee                                                          13,441
  Shareholder servicing costs                                             89,551
  Distribution and service fees                                           18,407
  Administrative services fee                                                684
Payable for independent trustees' compensation                            48,222
Accrued expenses and other liabilities                                   106,232
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $5,051,450
------------------------------------------------------------------------------------------------------
Net assets                                                                                $307,965,743
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $365,952,346
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            7,467,907
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (64,424,161)
Accumulated distributions in excess of net investment income          (1,030,349)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $307,965,743
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   45,436,119
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $190,695,707
  Shares outstanding                                                  28,021,702
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.81
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $7.15
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $69,894,930
  Shares outstanding                                                  10,382,058
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.73
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $32,025,499
  Shares outstanding                                                   4,779,493
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.70
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $15,349,607
  Shares outstanding                                                   2,252,866
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.81
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $10,138,555
  Dividends                                                                 2,981
  Foreign taxes withheld                                                   (2,787)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $10,138,749
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,006,376
  Distribution and service fees                                           852,060
  Shareholder servicing costs                                             228,913
  Administrative services fee                                              31,435
  Independent trustees' compensation                                        8,141
  Custodian fee                                                           102,948
  Shareholder communications                                               28,812
  Auditing fees                                                            26,226
  Legal fees                                                                3,742
  Miscellaneous                                                            44,821
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,333,474
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (14,367)
  Reduction of expenses by investment adviser                            (737,918)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,581,189
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $8,557,560
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (s)                                          $2,748,734
  Futures contracts                                                       (81,460)
  Swap transactions                                                         3,250
  Foreign currency transactions                                        (1,239,582)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $1,430,942
------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued
Change in unrealized appreciation (depreciation)
  Investments                                                          $2,992,002
  Futures contracts                                                        91,587
  Swap transactions                                                         3,030
  Translation of assets and liabilities in foreign currencies             397,574
  Unfunded loan commitments                                                   (49)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $3,484,144
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $4,915,086
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $13,472,646
------------------------------------------------------------------------------------------------------

(s) Includes proceeds received from a non-recurring cash settlement in the amount of $405,433 from a litigation settlement against WorldCom, Inc.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      4/30/07                 10/31/06
CHANGE IN NET ASSETS                                              (UNAUDITED)
FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                              $8,557,560              $17,422,229
Net realized gain (loss) on investments and foreign
currency transactions                                               1,430,942                 (263,244)
Net unrealized gain (loss) on investments and foreign
currency translation                                                3,484,144                3,024,875
---------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $13,472,646              $20,183,860
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,483,971)            $(11,497,120)
  Class B                                                          (1,854,419)              (4,796,016)
  Class C                                                            (771,199)              (1,612,849)
  Class I                                                            (449,736)                (848,322)
---------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(8,559,325)            $(18,754,307)
---------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(13,474,659)            $(32,158,271)
---------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(8,561,338)            $(30,728,718)
---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
At beginning of period                                            316,527,081              347,255,799
At end of period (including accumulated distributions in
excess of net investment income of $1,030,349 and
$1,028,584, respectively)                                        $307,965,743             $316,527,081
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                       SIX MONTHS                                    YEARS ENDED 10/31
                                            ENDED      ------------------------------------------------------------------------
CLASS A                                   4/30/07             2006            2005           2004           2003           2002
                                      (UNAUDITED)
Net asset value,
beginning of period                         $6.70            $6.67           $6.90          $6.69          $6.24          $6.46
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.19            $0.37           $0.38          $0.40          $0.38          $0.41
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           0.11             0.05           (0.20)          0.22           0.46          (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.30            $0.42           $0.18          $0.62          $0.84          $0.21
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.19)          $(0.39)         $(0.41)        $(0.41)        $(0.39)        $(0.39)
  From paid-in capital                         --               --              --             --             --          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                            $(0.19)          $(0.39)         $(0.41)        $(0.41)        $(0.39)        $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $6.81            $6.70           $6.67          $6.90          $6.69          $6.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   4.56(n)          6.59            2.68           9.57          13.81           3.39
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)       1.31(a)          1.33            1.34           1.32           1.32           1.40
Expenses after expense reductions (f)        0.83(a)          0.83            0.83           0.87           0.93           0.94
Net investment income                        5.73(a)          5.55            5.51           5.92           5.89           6.59
Portfolio turnover                             31               66              63             64            136            147
Net assets at end of period
(000 omitted)                            $190,696         $194,376        $196,672       $190,165       $190,926       $176,624
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                   YEARS ENDED 10/31
                                             ENDED      -----------------------------------------------------------------------
CLASS B                                    4/30/07            2006            2005           2004           2003           2002
                                       (UNAUDITED)
Net asset value,
beginning of period                          $6.63           $6.59           $6.83          $6.62          $6.18          $6.39
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.17           $0.32           $0.33          $0.35          $0.34          $0.37
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            0.10            0.07           (0.21)          0.22           0.45          (0.19)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.27           $0.39           $0.12          $0.57          $0.79          $0.18
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.17)         $(0.35)         $(0.36)        $(0.36)        $(0.35)        $(0.36)
  From paid-in capital                          --              --              --             --             --          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(0.17)         $(0.35)         $(0.36)        $(0.36)        $(0.35)        $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $6.73           $6.63           $6.59          $6.83          $6.62          $6.18
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    4.09(n)         6.06            1.83           8.90          13.00           2.93
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.96(a)         1.97            1.99           1.97           1.97           2.05
Expenses after expense reductions (f)         1.48(a)         1.48            1.48           1.52           1.58           1.59
Net investment income                         5.08(a)         4.90            4.89           5.27           5.25           5.95
Portfolio turnover                              31              66              63             64            136            147
Net assets at end of period
(000 omitted)                              $69,895         $77,822        $105,223       $130,075       $146,903       $146,096
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                                 YEARS ENDED 10/31
                                                 ENDED      -------------------------------------------------------------------
CLASS C                                        4/30/07            2006           2005          2004          2003          2002
                                           (UNAUDITED)
Net asset value, beginning of period             $6.60           $6.56          $6.80         $6.59         $6.15         $6.37
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.17           $0.32          $0.33         $0.35         $0.33         $0.37
  Net realized and unrealized gain (loss)
  on investments and foreign currency             0.10            0.07          (0.21)         0.22          0.45         (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.27           $0.39          $0.12         $0.57         $0.78         $0.17
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.17)         $(0.35)        $(0.36)       $(0.36)       $(0.34)       $(0.36)
  From paid-in capital                              --              --             --            --            --         (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders    $(0.17)         $(0.35)        $(0.36)       $(0.36)       $(0.34)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $6.70           $6.60          $6.56         $6.80         $6.59         $6.15
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        4.09(n)         6.07           1.81          8.91         13.04          2.78
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.96(a)         1.98           1.99          1.98          1.97          2.05
Expenses after expense reductions (f)             1.48(a)         1.48           1.48          1.53          1.58          1.59
Net investment income                             5.08(a)         4.90           4.87          5.26          5.23          5.95
Portfolio turnover                                  31              66             63            64           136           147
Net assets at end of period (000 omitted)      $32,025         $29,892        $32,413       $36,537       $40,703       $35,952
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                                 YEARS ENDED 10/31
                                                 ENDED      -------------------------------------------------------------------
CLASS I                                        4/30/07            2006           2005          2004          2003          2002
                                           (UNAUDITED)
Net asset value, beginning of period             $6.71           $6.67          $6.91         $6.70         $6.25         $6.47
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.20           $0.39          $0.40         $0.42         $0.40         $0.44
  Net realized and unrealized gain (loss)
  on investments and foreign currency             0.10            0.07          (0.20)         0.22          0.46         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.30           $0.46          $0.20         $0.64         $0.86         $0.23
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.20)         $(0.42)        $(0.44)       $(0.43)       $(0.41)       $(0.41)
  From paid-in capital                              --              --             --            --            --         (0.04)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders    $(0.20)         $(0.42)        $(0.44)       $(0.43)       $(0.41)       $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $6.81           $6.71          $6.67         $6.91         $6.70         $6.25
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                           4.59(n)         7.11           2.90          9.95         14.19          3.75
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            0.96(a)         0.98           0.99          0.97          0.97          1.05
Expenses after expense reductions (f)             0.48(a)         0.48           0.48          0.52          0.58          0.59
Net investment income                             6.07(a)         5.89           5.86          6.28          6.23          6.93
Portfolio turnover                                  31              66             63            64           136           147
Net assets at end of period (000 omitted)      $15,350         $14,437        $12,947       $11,965        $9,764       $10,029
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2007, the portfolio had unfunded loan commitments of $26,879, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. The fund was a participant in litigation against WorldCom, Inc. On December 20, 2006, the fund received a cash settlement in the amount of $405,433.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, straddle loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            10/31/06
          Ordinary income (including any short-term
          capital gains)                                 $18,754,307

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07
          Cost of investments                           $298,743,465
          ----------------------------------------------------------
          Gross appreciation                               8,456,980
          Gross depreciation                              (2,242,311)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $6,214,669

          AS OF 10/31/06
          Undistributed ordinary income                      930,076
          Capital loss carryforwards                     (64,524,586)
          Other temporary differences                     (2,391,871)
          Net unrealized appreciation (depreciation)       3,086,457

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              10/31/07                             $(11,626,162)
              10/31/08                               (3,849,634)
              10/31/09                              (17,590,678)
              10/31/10                              (28,105,973)
              10/31/14                               (3,352,139)
              --------------------------------------------------
                                                   $(64,524,586)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.40% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended April 30, 2007, this waiver amounted to $387,068 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.40% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that operating expenses do not exceed 0.08% annually of the fund's average daily net assets. This written agreement will continue through February 29, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended April 30, 2007, this reduction amounted to $350,067 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,494 for the six months ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $335,047
Class B                             0.75%              0.25%              1.00%             1.00%             365,109
Class C                             0.75%              0.25%              1.00%             1.00%             151,904
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $852,060

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    April 30, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% annually.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $1,213
              Class B                                    51,107
              Class C                                     1,194

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2007, the fee was $98,941, which equated to 0.0639% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $111,522. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0203% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,442. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $970. Both amounts are included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $46,223 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $1,213. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $783, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES          SALES

U.S. government securities                                   $--     $6,613,688
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)          96,085,308    109,379,924
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      4/30/07                          10/31/06
                                               SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     3,359,867      $22,744,676       7,712,553       $51,176,438
  Class B                                       833,355        5,570,917       1,928,316        12,657,467
  Class C                                       649,923        4,330,435         877,466         5,731,384
  Class I                                       415,528        2,814,605         598,513         3,977,143
----------------------------------------------------------------------------------------------------------
                                              5,258,673      $35,460,633      11,116,848       $73,542,432

Shares issued to shareholders in
reinvestment of distributions
  Class A                                       613,788       $4,154,050       1,324,781        $8,804,098
  Class B                                       181,131        1,212,254         474,951         3,123,983
  Class C                                        77,658          517,471         167,284         1,095,071
  Class I                                        63,476          429,954         124,268           827,038
----------------------------------------------------------------------------------------------------------
                                                936,053       $6,313,729       2,091,284       $13,850,190

Shares reacquired
  Class A                                    (4,970,811)    $(33,595,383)     (9,521,478)     $(63,205,306)
  Class B                                    (2,376,441)     (15,888,803)     (6,615,439)      (43,457,070)
  Class C                                      (480,349)      (3,197,683)     (1,450,661)       (9,496,718)
  Class I                                      (378,777)      (2,567,152)       (510,060)       (3,391,799)
----------------------------------------------------------------------------------------------------------
                                             (8,206,378)    $(55,249,021)    (18,097,638)    $(119,550,893)

Net change
  Class A                                      (997,156)     $(6,696,657)       (484,144)      $(3,224,770)
  Class B                                    (1,361,955)      (9,105,632)     (4,212,172)      (27,675,620)
  Class C                                       247,232        1,650,223        (405,911)       (2,670,263)
  Class I                                       100,227          677,407         212,721         1,412,382
----------------------------------------------------------------------------------------------------------
                                             (2,011,652)    $(13,474,659)     (4,889,506)     $(32,158,271)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the fund's commitment fee and interest expense were $935 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                      MFS(R) GLOBAL GROWTH FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
EXPENSE TABLE                                                3
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     5
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         11
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     14
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         16
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        17
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               28
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               39
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       39
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              39
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------

                                                                        4/30/07
                                                                        WGF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

   Respectfully,

/s/ Robert J. Manning

   Robert J. Manning
   Chief Executive Officer and Chief Investment Officer
   MFS Investment Management(R)

   June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTOLIO STRUCTURE

              Common Stocks                              98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           3.2%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.1%
              ------------------------------------------------
              TOTAL S.A.                                  2.1%
              ------------------------------------------------
              Roche Holding AG                            1.9%
              ------------------------------------------------
              BHP Billiton Ltd.                           1.7%
              ------------------------------------------------
              UBS AG                                      1.7%
              ------------------------------------------------
              Tesco PLC                                   1.6%
              ------------------------------------------------
              Intel Corp.                                 1.5%
              ------------------------------------------------
              WPP Group PLC                               1.5%
              ------------------------------------------------
              Nestle S.A.                                 1.4%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.7%
              ------------------------------------------------
              Technology                                 16.0%
              ------------------------------------------------
              Health Care                                11.5%
              ------------------------------------------------
              Consumer Staples                           11.4%
              ------------------------------------------------
              Basic Materials                            10.0%
              ------------------------------------------------
              Retailing                                   7.2%
              ------------------------------------------------
              Energy                                      6.1%
              ------------------------------------------------
              Utilities & Communications                  4.3%
              ------------------------------------------------
              Leisure                                     4.1%
              ------------------------------------------------
              Industrial Goods & Services                 3.1%
              ------------------------------------------------
              Special Products & Services                 3.1%
              ------------------------------------------------
              Autos & Housing                             1.9%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              35.1%
              ------------------------------------------------
              United Kingdom                             10.7%
              ------------------------------------------------
              Japan                                       9.5%
              ------------------------------------------------
              France                                      8.5%
              ------------------------------------------------
              Switzerland                                 7.1%
              ------------------------------------------------
              Germany                                     5.5%
              ------------------------------------------------
              Brazil                                      3.8%
              ------------------------------------------------
              Netherlands                                 1.9%
              ------------------------------------------------
              Australia                                   1.7%
              ------------------------------------------------
              Other Countries                            16.2%
              ------------------------------------------------

Percentages are based on net assets as of 4/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   11/01/06-
Class                       Ratio     11/01/06          4/30/07       4/30/07
--------------------------------------------------------------------------------
         Actual             1.51%     $1,000.00        $1,111.60        $7.91
    A    -----------------------------------------------------------------------
         Hypothetical (h)   1.51%     $1,000.00        $1,017.31        $7.55
--------------------------------------------------------------------------------
         Actual             2.26%     $1,000.00        $1,107.90       $11.81
    B    -----------------------------------------------------------------------
         Hypothetical (h)   2.26%     $1,000.00        $1,013.59       $11.28
--------------------------------------------------------------------------------
         Actual             2.26%     $1,000.00        $1,107.90       $11.81
    C    -----------------------------------------------------------------------
         Hypothetical (h)   2.26%     $1,000.00        $1,013.59       $11.28
--------------------------------------------------------------------------------
         Actual             1.26%     $1,000.00        $1,113.20        $6.60
    I    -----------------------------------------------------------------------
         Hypothetical (h)   1.26%     $1,000.00        $1,018.55        $6.31
--------------------------------------------------------------------------------
         Actual             1.76%     $1,000.00        $1,110.60        $9.21
    R    -----------------------------------------------------------------------
         Hypothetical (h)   1.76%     $1,000.00        $1,016.07        $8.80
--------------------------------------------------------------------------------
         Actual             2.36%     $1,000.00        $1,107.10       $12.33
   R1    -----------------------------------------------------------------------
         Hypothetical (h)   2.36%     $1,000.00        $1,013.09       $11.78
--------------------------------------------------------------------------------
         Actual             2.01%     $1,000.00        $1,108.80       $10.51
   R2    -----------------------------------------------------------------------
         Hypothetical (h)   2.01%     $1,000.00        $1,014.83       $10.04
--------------------------------------------------------------------------------
         Actual             1.92%     $1,000.00        $1,109.60       $10.04
   R3    -----------------------------------------------------------------------
         Hypothetical (h)   1.92%     $1,000.00        $1,015.27        $9.59
--------------------------------------------------------------------------------
         Actual             1.66%     $1,000.00        $1,111.10        $8.69
   R4    -----------------------------------------------------------------------
         Hypothetical (h)   1.66%     $1,000.00        $1,016.56        $8.30
--------------------------------------------------------------------------------
         Actual             1.36%     $1,000.00        $1,112.60        $7.12
   R5    -----------------------------------------------------------------------
         Hypothetical (h)   1.36%     $1,000.00        $1,018.05        $6.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR          VALUE ($)
-----------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-----------------------------------------------------------------------------------------------------
United Technologies Corp.                                                   59,720       $  4,009,051
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.8%
-----------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                      73,290       $  4,281,654
Pernod Ricard S.A. (l)                                                      13,698          2,910,932
                                                                                         ------------
                                                                                         $  7,192,586
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.7%
-----------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                           1,026,200       $  3,159,258
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                   73,870          8,604,056
NIKE, Inc., "B"                                                             61,810          3,329,087
                                                                                         ------------
                                                                                         $ 15,092,401
-----------------------------------------------------------------------------------------------------
Automotive - 1.9%
-----------------------------------------------------------------------------------------------------
Continental AG                                                              21,931       $  3,059,813
Toyota Industries Corp.                                                     96,200          4,533,206
                                                                                         ------------
                                                                                         $  7,593,019
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.8%
-----------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                             61,810       $  3,964,493
Genzyme Corp. (a)                                                           24,730          1,615,116
Millipore Corp. (a)(l)                                                      21,250          1,568,888
                                                                                         ------------
                                                                                         $  7,148,497
-----------------------------------------------------------------------------------------------------
Broadcasting - 3.7%
-----------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                  873       $  2,044,479
Societe Television Francaise 1 (l)                                          87,846          3,012,752
Walt Disney Co.                                                            107,950          3,776,091
WPP Group PLC                                                              401,920          5,950,296
                                                                                         ------------
                                                                                         $ 14,783,618
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.7%
-----------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                               218,000       $  2,423,469
Franklin Resources, Inc. (l)                                                28,810          3,783,041
Goldman Sachs Group, Inc.                                                   18,220          3,983,074
Julius Baer Holding Ltd. (l)                                                64,342          4,482,672
Mellon Financial Corp. (l)                                                  86,880          3,729,758
Morgan Stanley                                                              51,900          4,360,119
                                                                                         ------------
                                                                                         $ 22,762,133
-----------------------------------------------------------------------------------------------------
Business Services - 1.7%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                             69,250       $  2,544,938
Capita Group PLC                                                           152,350          2,139,293
Global Payments, Inc. (l)                                                   54,150          2,056,617
                                                                                         ------------
                                                                                         $  6,740,848
-----------------------------------------------------------------------------------------------------
Chemicals - 3.0%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                      43,680       $  3,615,394
Bayer AG (l)                                                                34,580          2,370,342
Monsanto Co.                                                                51,420          3,033,266
Wacker Chemie AG (l)                                                        16,440          2,999,358
                                                                                         ------------
                                                                                         $ 12,018,360
-----------------------------------------------------------------------------------------------------
Computer Software - 2.2%
-----------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                     45,490       $  1,890,564
Oracle Corp. (a)                                                           178,660          3,358,808
SAP AG                                                                      73,470          3,543,051
                                                                                         ------------
                                                                                         $  8,792,423
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.8%
-----------------------------------------------------------------------------------------------------
Fujitsu Ltd. (l)                                                           504,000       $  3,164,397
HCL Technologies Ltd.                                                      508,030          4,038,936
                                                                                         ------------
                                                                                         $  7,203,333
-----------------------------------------------------------------------------------------------------
Conglomerates - 1.4%
-----------------------------------------------------------------------------------------------------
Siemens AG                                                                  27,270       $  3,294,167
Smiths Group PLC                                                           111,670          2,412,789
                                                                                         ------------
                                                                                         $  5,706,956
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 7.4%
-----------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                         127,530       $  3,097,704
Avon Products, Inc.                                                         71,270          2,836,546
Estee Lauder Cos., Inc., "A" (l)                                            62,160          3,196,267
Kao Corp. (l)                                                              112,000          3,073,559
Kimberly-Clark de Mexico S.A. de C.V., "A"                                 813,330          3,606,069
L'Oreal S.A. (l)                                                            25,880          3,102,527
Procter & Gamble Co.                                                        83,640          5,378,888
Reckitt Benckiser PLC                                                      103,010          5,643,480
                                                                                         ------------
                                                                                         $ 29,935,040
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
-----------------------------------------------------------------------------------------------------
OMRON Corp.                                                                 85,000       $  2,274,901
Schneider Electric S.A. (l)                                                 30,607          4,312,964
                                                                                         ------------
                                                                                         $  6,587,865
-----------------------------------------------------------------------------------------------------
Electronics - 8.9%
-----------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                132,330       $  2,543,383
ASML Holding N.V. (a)                                                       71,510          1,930,174
Canon, Inc.                                                                 59,000          3,296,786
Hirose Electric Co., Ltd. (l)                                               45,900          5,581,512
Intel Corp.                                                                282,120          6,065,580
Marvell Technology Group Ltd. (a)                                          112,360          1,812,367
Nippon Electric Glass Co. Ltd.                                             134,000          2,295,414
Royal Philips Electronics N.V. (l)                                         138,030          5,646,447
Samsung Electronics Co. Ltd.                                                 5,175          3,169,229
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                           341,386          3,598,208
                                                                                         ------------
                                                                                         $ 35,939,100
-----------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-----------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                               3,936,000       $  3,380,006
Talisman Energy, Inc.                                                      111,130          2,109,797
                                                                                         ------------
                                                                                         $  5,489,803
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 3.0%
-----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                               35,840       $  3,628,083
TOTAL S.A. (l)                                                             112,890          8,337,292
                                                                                         ------------
                                                                                         $ 11,965,375
-----------------------------------------------------------------------------------------------------
Food & Beverages - 2.2%
-----------------------------------------------------------------------------------------------------
Nestle S.A.                                                                 14,599       $  5,784,047
PepsiCo, Inc. (l)                                                           46,410          3,067,237
                                                                                         ------------
                                                                                         $  8,851,284
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
-----------------------------------------------------------------------------------------------------
Tesco PLC                                                                  686,509       $  6,307,352
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
-----------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                              51,990       $  2,858,930
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
-----------------------------------------------------------------------------------------------------
International Game Technology                                               44,870       $  1,711,342
-----------------------------------------------------------------------------------------------------
Insurance - 1.4%
-----------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                 73,150       $  3,755,521
Genworth Financial, Inc., "A"                                               55,450          2,023,371
                                                                                         ------------
                                                                                         $  5,778,892
-----------------------------------------------------------------------------------------------------
Internet - 0.8%
-----------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                        6,800       $  3,205,384
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-----------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                  21,600       $  2,112,447
-----------------------------------------------------------------------------------------------------
Major Banks - 4.2%
-----------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                            257,000       $  2,124,320
Erste Bank der Oesterreichischen Sparkassen AG                              45,420          3,643,816
Standard Chartered PLC                                                     123,690          3,833,656
State Street Corp.                                                          37,760          2,600,531
UniCredito Italiano S.p.A. (l)                                             458,920          4,705,417
                                                                                         ------------
                                                                                         $ 16,907,740
-----------------------------------------------------------------------------------------------------
Medical Equipment - 3.3%
-----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                        36,830       $  1,489,037
Boston Scientific Corp. (a)                                                164,750          2,543,740
Medtronic, Inc.                                                             65,930          3,489,675
ResMed, Inc. (a)(l)                                                         50,180          2,120,607
Straumann Holding AG (l)                                                     6,310          1,844,145
Synthes, Inc.                                                               14,230          1,862,425
                                                                                         ------------
                                                                                         $ 13,349,629
-----------------------------------------------------------------------------------------------------
Metals & Mining - 2.8%
-----------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                          279,730       $  6,832,071
Companhia Vale do Rio Doce, ADR                                            108,030          4,387,098
                                                                                         ------------
                                                                                         $ 11,219,169
-----------------------------------------------------------------------------------------------------
Network & Telecom - 1.5%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                    139,260       $  3,723,812
NICE Systems Ltd., ADR (a)                                                  58,200          2,133,030
                                                                                         ------------
                                                                                         $  5,856,842
-----------------------------------------------------------------------------------------------------
Oil Services - 1.7%
-----------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)(l)                                             84,970       $  2,711,393
Schlumberger Ltd. (a)                                                       56,530          4,173,610
                                                                                         ------------
                                                                                         $  6,885,003
-----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 8.4%
-----------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                            187,630       $  3,856,870
Aeon Credit Service Co. Ltd.                                               205,100          3,417,333
American Express Co.                                                        77,980          4,731,047
Bank of Cyprus Public Co. Ltd.                                             146,110          2,300,504
HSBC Holdings PLC                                                          691,191         12,763,013
UBS AG (l)                                                                 103,689          6,720,567
                                                                                         ------------
                                                                                         $ 33,789,334
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
-----------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                              202,940       $  3,080,629
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%
-----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                             48,820       $  2,886,727
GlaxoSmithKline PLC                                                        136,570          3,950,677
Hisamitsu Pharmaceutical Co., Inc.                                          64,800          1,931,769
Johnson & Johnson                                                           77,790          4,995,674
Roche Holding AG                                                            40,860          7,708,154
Teva Pharmaceutical Industries Ltd., ADR                                   111,370          4,266,585
                                                                                         ------------
                                                                                         $ 25,739,586
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.5%
-----------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                       15,250       $  3,781,283
Linde AG (l)                                                                37,190          4,171,068
Praxair, Inc.                                                               56,990          3,678,705
Symrise AG (a)(l)                                                           85,894          2,507,969
                                                                                         ------------
                                                                                         $ 14,139,025
-----------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                           96,020       $  2,934,371
PetSmart, Inc.                                                              61,510          2,041,517
Staples, Inc.                                                              102,890          2,551,672
                                                                                         ------------
                                                                                         $  7,527,560
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
-----------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                          398,000       $  3,595,061
Orascom Telecom Holding (S.A.E.)                                           309,693          4,265,429
                                                                                         ------------
                                                                                         $  7,860,490
-----------------------------------------------------------------------------------------------------
Telephone Services - 1.4%
-----------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                         191,080       $  3,574,937
TELUS Corp.                                                                 35,850          1,988,830
                                                                                         ------------
                                                                                         $  5,563,767
-----------------------------------------------------------------------------------------------------
Trucking - 0.5%
-----------------------------------------------------------------------------------------------------
FedEx Corp. (l)                                                             20,150       $  2,124,616
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
-----------------------------------------------------------------------------------------------------
CEZ AS                                                                      82,810       $  4,052,538
-----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $328,012,016)                                      $397,881,967
-----------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.3%
-----------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 5/01/07,
at Amortized Cost and Value (y)                                        $ 5,261,000       $  5,261,000
-----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 19.6%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                             78,798,871       $ 78,798,871
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $412,071,887)                                        $481,941,838
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (19.8)%                                                  (79,613,172)
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $402,328,666
-----------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:
ADR      American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $75,385,899 of securities
on loan (identified cost, $412,071,887)                            $481,941,838
Cash                                                                     31,659
Foreign currency, at value (identified cost, $70,519)                    70,621
Receivable for investments sold                                         499,074
Receivable for fund shares sold                                         106,168
Interest and dividends receivable                                     1,063,294
Other assets                                                              5,771
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $483,718,425
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                      $650,630
Payable for fund shares reacquired                                    1,472,009
Collateral for securities loaned, at value                           78,798,871
Payable to affiliates
  Management fee                                                         40,223
  Shareholder servicing costs                                           219,603
  Distribution and service fees                                          18,687
  Administrative services fee                                               878
  Retirement plan administration and services fees                           70
Payable for independent trustees' compensation                           49,992
Accrued expenses and other liabilities                                  138,796
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $81,389,759
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $402,328,666
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $376,180,692
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $1,790 deferred country tax)                                 69,867,172
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       (44,626,176)
Undistributed net investment income                                     906,978
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $402,328,666
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    15,465,765
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $296,333,468
  Shares outstanding                                                 11,227,033
  Net asset value per share                                                                      $26.39
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $28.00
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $70,608,603
  Shares outstanding                                                  2,843,710
  Net asset value and offering price per share                                                   $24.83
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $20,366,103
  Shares outstanding                                                    828,392
  Net asset value and offering price per share                                                   $24.59
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,707,881
  Shares outstanding                                                    286,427
  Net asset value, offering price, and redemption price per share                                $26.91
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,536,309
  Shares outstanding                                                    135,142
  Net asset value, offering price, and redemption price per share                                $26.17
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $139,744
  Shares outstanding                                                      5,650
  Net asset value, offering price, and redemption price per share                                $24.73
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $288,216
  Shares outstanding                                                     11,597
  Net asset value, offering price, and redemption price per share                                $24.85
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,327,575
  Shares outstanding                                                     51,041
  Net asset value, offering price, and redemption price per share                                $26.01
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,950,794
  Shares outstanding                                                     74,126
  Net asset value, offering price, and redemption price per share                                $26.32
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $69,973
  Shares outstanding                                                      2,647
  Net asset value, offering price, and redemption price per share                                $26.43
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $5,449,785
  Interest                                                               200,278
  Other                                                                   43,259
  Foreign taxes withheld                                                (214,239)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $5,479,083
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,789,277
  Distribution and service fees                                          989,705
  Shareholder servicing costs                                            386,907
  Administrative services fee                                             39,131
  Retirement plan administration and services fees                         3,120
  Independent trustees' compensation                                       9,520
  Custodian fee                                                          133,765
  Shareholder communications                                              34,613
  Auditing fees                                                           27,685
  Legal fees                                                               4,331
  Miscellaneous                                                           82,662
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,500,716
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (8,284)
  Reduction of expenses by investment adviser and distributor           (146,453)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,345,979
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $2,133,104
------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $27,560,822
  Foreign currency transactions                                          (52,730)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $27,508,092
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $1,790 increase in deferred country tax)       $12,570,694
  Translation of assets and liabilities in foreign currencies             (4,863)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $12,565,831
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $40,073,923
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $42,207,027
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     4/30/07                   10/31/06
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $2,133,104                 $1,257,590
Net realized gain (loss) on investments and foreign
currency transactions                                             27,508,092                 64,559,569
Net unrealized gain (loss) on investments and foreign
currency translation                                              12,565,831                  6,077,759
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $42,207,027                $71,894,918
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,861,072)                       $--
  Class B                                                           (164,047)                        --
  Class C                                                            (60,897)                        --
  Class I                                                            (88,085)                        --
  Class R                                                            (27,079)                        --
  Class R1                                                              (526)                        --
  Class R2                                                            (1,478)                        --
  Class R3                                                            (3,363)                        --
  Class R4                                                           (17,370)                        --
  Class R5                                                              (727)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(3,224,644)                       $--
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(37,629,794)              $(81,629,537)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $1,352,589                $(9,734,619)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           400,976,077                410,710,696
At end of period (including undistributed net investment
income of $906,978 and $1,998,518, respectively)                $402,328,666               $400,976,077
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                           SIX MONTHS                                         YEARS ENDED 10/31
                                ENDED      ----------------------------------------------------------------------------------
CLASS A                       4/30/07              2006              2005              2004               2003           2002
                          (UNAUDITED)

Net asset value,
beginning of period            $23.97            $20.10            $17.76            $15.91             $12.73         $14.60
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                    $0.16             $0.11             $0.01            $(0.01)             $0.04         $(0.01)
  Net realized and
  unrealized gain
  (loss) on investments
  and foreign currency           2.50              3.76              2.33              1.86               3.14          (1.86)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $2.66             $3.87             $2.34             $1.85              $3.18         $(1.87)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                       $(0.24)              $--               $--               $--                $--            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                  $26.39            $23.97            $20.10            $17.76             $15.91         $12.73
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)       11.16(n)          19.25             13.18             11.70(b)(q)        24.90(j)      (12.81)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                   1.61(a)           1.61              1.69              1.70               1.69           1.67
Expenses after expense
reductions (f)                   1.51(a)           1.51              1.59              1.60               1.59           1.57
Net investment income (loss)     1.25(a)           0.49              0.07             (0.04)              0.30          (0.08)
Portfolio turnover                 27                96                92               163                 93            130
Net assets at end of
period (000 omitted)         $296,333          $290,952          $290,256          $304,348           $306,333       $269,893
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                        YEARS ENDED 10/31
                                   ENDED       ------------------------------------------------------------------------------
CLASS B                          4/30/07              2006             2005             2004              2003           2002
                             (UNAUDITED)

Net asset value,
beginning of period               $22.46            $18.98           $16.90           $15.25            $12.29         $14.21
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                       $0.06            $(0.05)          $(0.13)          $(0.13)           $(0.06)        $(0.13)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          2.36              3.53             2.21             1.78              3.02          (1.79)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $2.42             $3.48            $2.08            $1.65             $2.96         $(1.92)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                          $(0.05)              $--              $--              $--               $--            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $24.83            $22.46           $18.98           $16.90            $15.25         $12.29
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)         10.79(n)          18.34            12.31            10.82(b)(q)       24.08(j)      (13.51)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                      2.26(a)           2.26             2.34             2.35              2.34           2.32
Expenses after expense
reductions (f)                      2.26(a)           2.26             2.34             2.35               N/A            N/A
Net investment income (loss)        0.50(a)          (0.26)           (0.70)           (0.81)            (0.47)         (0.89)
Portfolio turnover                    27                96               92              163                93            130
Net assets at end of period
(000 omitted)                    $70,609           $75,573          $87,769         $108,750          $129,229       $133,525
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                       YEARS ENDED 10/31
                                     ENDED       ----------------------------------------------------------------------------
CLASS C                            4/30/07              2006              2005             2004            2003          2002
                               (UNAUDITED)

Net asset value,
beginning of period                 $22.26            $18.80            $16.74           $15.11          $12.18        $14.08
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                         $0.06            $(0.06)           $(0.13)          $(0.13)         $(0.06)       $(0.13)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                2.34              3.52              2.19             1.76            2.99         (1.77)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $2.40             $3.46             $2.06            $1.63           $2.93        $(1.90)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.07)              $--               $--              $--             $--           $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $24.59            $22.26            $18.80           $16.74          $15.11        $12.18
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)           10.79(n)          18.40             12.31            10.79(b)(q)     24.06(j)     (13.49)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        2.26(a)           2.26              2.34             2.35            2.34          2.32
Expenses after expense
reductions (f)                        2.26(a)           2.26              2.34             2.35             N/A           N/A
Net investment income (loss)          0.49(a)          (0.27)            (0.69)           (0.81)          (0.47)        (0.91)
Portfolio turnover                      27                96                92              163              93           130
Net assets at end of period
(000 omitted)                      $20,366           $20,450           $20,924          $21,945         $24,777       $24,035
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                   YEARS ENDED 10/31
                                             ENDED       --------------------------------------------------------------------
CLASS I                                    4/30/07            2006           2005           2004            2003         2002
                                       (UNAUDITED)

Net asset value,
beginning of period                         $24.46          $20.46         $18.04         $16.11          $12.86       $14.71
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.19           $0.17          $0.06          $0.04           $0.07        $0.02
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.56            3.83           2.36           1.89            3.18        (1.87)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $2.75           $4.00          $2.42          $1.93           $3.25       $(1.85)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.30)            $--            $--            $--             $--          $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $26.91          $24.46         $20.46         $18.04          $16.11       $12.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      11.32(n)        19.55          13.41          11.98(b)(q)     25.27(j)    (12.64)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.26(a)         1.26           1.34           1.34            1.33         1.32
Expenses after expense reductions (f)         1.26(a)         1.26           1.34           1.34             N/A          N/A
Net investment income                         1.49(a)         0.74           0.31           0.21            0.53         0.16
Portfolio turnover                              27              96             92            163              93          130
Net assets at end of period
(000 omitted)                               $7,708          $7,368         $7,233         $7,011          $6,249       $5,207
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 10/31
                                                    ENDED       ------------------------------------------------------------
CLASS R                                           4/30/07             2006            2005            2004           2003(i)
                                              (UNAUDITED)

Net asset value, beginning of period               $23.73           $19.95          $17.68          $15.87            $12.63
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.12            $0.06          $(0.03)         $(0.02)            $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   2.49             3.72            2.30            1.83              3.21
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.61            $3.78           $2.27           $1.81             $3.24
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.17)             $--             $--             $--               $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $26.17           $23.73          $19.95          $17.68            $15.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             11.06(n)         18.95           12.84           11.41(b)(q)       25.65(j)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.76(a)          1.76            1.85            1.83              1.78(a)
Expenses after expense reductions (f)                1.76(a)          1.76            1.85            1.83              1.78(a)
Net investment income (loss)                         0.99(a)          0.28           (0.16)          (0.10)             0.21(a)
Portfolio turnover                                     27               96              92             163                93
Net assets at end of period (000 omitted)          $3,536           $3,721          $3,641          $1,194              $385
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                YEARS ENDED 10/31
                                                                          ENDED       -----------------------------
CLASS R1                                                                4/30/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $22.42            $18.96            $18.12
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.04            $(0.07)           $(0.08)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.36              3.53              0.92(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.40             $3.46             $0.84
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.09)              $--               $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $24.73            $22.42            $18.96
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   10.71(n)          18.25              4.64(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     2.44(a)           2.45              2.54(a)
Expenses after expense reductions (f)                                      2.36(a)           2.35              2.52(a)
Net investment income (loss)                                               0.36(a)          (0.35)            (0.77)(a)
Portfolio turnover                                                           27                96                92
Net assets at end of period (000 omitted)                                  $140              $127              $104
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS              YEARS ENDED 10/31
                                                                         ENDED       ------------------------------
CLASS R2                                                               4/30/07              2006            2005(i)
                                                                   (UNAUDITED)

Net asset value, beginning of period                                    $22.54            $18.99             $18.12
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                       $0.08            $(0.00)(w)         $(0.08)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        2.36              3.55               0.95(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $2.44             $3.55              $0.87
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $(0.13)              $--                $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $24.85            $22.54             $18.99
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  10.88(n)          18.69               4.80(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    2.13(a)           2.16               2.24(a)
Expenses after expense reductions (f)                                     2.01(a)           2.00               2.20(a)
Net investment income (loss)                                              0.70(a)          (0.02)             (0.71)(a)
Portfolio turnover                                                          27                96                 92
Net assets at end of period (000 omitted)                                 $288              $246               $213
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS                              YEARS ENDED 10/31
                                                            ENDED           -----------------------------------------------
CLASS R3                                                  4/30/07                  2006              2005              2004
                                                      (UNAUDITED)

Net asset value, beginning of period                       $23.58                $19.85            $17.63            $15.87
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                          $0.09                 $0.03            $(0.06)           $(0.07)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           2.48                  3.70              2.28              1.83
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $2.57                 $3.73             $2.22             $1.76
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.14)                  $--               $--               $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $26.01                $23.58            $19.85            $17.63
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                     10.96(n)              18.79             12.59             11.09(b)(q)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.99(a)               2.00              2.10              2.08
Expenses after expense reductions (f)                        1.92(a)               1.90              2.09              2.08
Net investment income (loss)                                 0.72(a)               0.15             (0.29)            (0.45)
Portfolio turnover                                             27                    96                92               163
Net assets at end of period (000 omitted)                  $1,328                  $619              $466              $239
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS              YEARS ENDED 10/31
                                                                          ENDED       -----------------------------
CLASS R4                                                                4/30/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $23.91            $20.08            $19.10
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.14             $0.11             $0.02
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.50              3.72              0.96(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.64             $3.83             $0.98
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.23)              $--               $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.32            $23.91            $20.08
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   11.11(n)          19.07              5.13(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.66(a)           1.64              1.75(a)
Expenses after expense reductions (f)                                      1.66(a)           1.64              1.75(a)
Net investment income                                                      1.13(a)           0.48              0.20(a)
Portfolio turnover                                                           27                96                92
Net assets at end of period (000 omitted)                                $1,951            $1,857               $53
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS              YEARS ENDED 10/31
                                                                          ENDED       -----------------------------
CLASS R5                                                                4/30/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $24.02            $20.11            $19.10
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.17             $0.14             $0.06
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.52              3.77              0.95(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.69             $3.91             $1.01
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.28)              $--               $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.43            $24.02            $20.11
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   11.26(n)          19.44              5.29(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.36(a)           1.35              1.45(a)
Expenses after expense reductions (f)                                      1.36(a)           1.35              1.45(a)
Net investment income                                                      1.37(a)           0.65              0.50(a)
Portfolio turnover                                                           27                96                92
Net assets at end of period (000 omitted)                                   $70               $63               $53
-------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and
    R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 for Class A, Class B, Class
    C, Class I and Class R would have been would have been 0.47%, 0.56%, 0.58%, 0.54%, and 0.55% lower, respectively.
(n) Not annualized
(q) The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 for Class A, Class B, Class
    C, Class I, Class R and Class R3 would have been 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% lower, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The fund declared no distributions for the year ended October 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                          $ 412,933,352
          ----------------------------------------------------------
          Gross appreciation                              74,529,780
          Gross depreciation                              (5,521,294)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $69,008,486

          AS OF 10/31/06

          Undistributed ordinary income                    2,053,435
          Capital loss carryforwards                     (71,272,611)
          Other temporary differences                        (51,043)
          Net unrealized appreciation (depreciation)      56,435,810

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/10                                      $(58,115,846)
          10/31/11                                       (13,156,765)
          ----------------------------------------------------------
                                                        $(71,272,611)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

     First $1 billion of average daily net assets           0.90%
     Next $1 billion of average daily net assets            0.75%
     Average daily net assets in excess of $2 billion       0.65%

The management fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,813 for the six months ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%            $507,201
Class B                             0.75%              0.25%              1.00%             1.00%             366,520
Class C                             0.75%              0.25%              1.00%             1.00%             101,253
Class R                             0.25%              0.25%              0.50%             0.50%               9,212
Class R1                            0.50%              0.25%              0.75%             0.75%                 531
Class R2                            0.25%              0.25%              0.50%             0.50%                 662
Class R3                            0.25%              0.25%              0.50%             0.50%               2,074
Class R4                               --              0.25%              0.25%             0.25%               2,252
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $989,705

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    April 30, 2007 based on each class' average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through February 28, 2008. For the six months ended April 30,
    2007, this waiver amounted to $144,915 and is reflected as a reduction of total expenses in the Statement of
    Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2007, were as follows:

                                                            AMOUNT

              Class A                                        $5,656
              Class B                                       $27,184
              Class C                                          $848

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2007, the fee was $126,952, which equated to 0.0638% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $226,057. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0197% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                         BEGINNING OF                                  ANNUAL
                                       PERIOD THROUGH           EFFECTIVE           EFFECTIVE               TOTAL
                                              3/31/07              4/1/07             RATE(g)              AMOUNT

Class R1                                        0.45%               0.35%               0.35%                $307
Class R2                                        0.40%               0.25%               0.25%                 494
Class R3                                        0.25%               0.15%               0.15%                 935
Class R4                                        0.15%               0.15%               0.15%               1,351
Class R5                                        0.10%               0.10%               0.10%                  33
-----------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                     $3,120

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and service fee for Class R1, Class R2 and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15% respectively. For the six months ended April 30, 2007, the waiver amounted to $536 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $829. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $2,823. Both amounts are included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $48,068 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $1,553. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,002, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $108,833,557 and $150,292,118, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                      YEAR ENDED
                                                    4/30/07                            10/31/06
                                            SHARES           AMOUNT           SHARES            AMOUNT
Shares sold

  Class A                                     623,304       $15,696,376       1,766,316         $39,375,857
  Class B                                     126,987         2,999,382         442,728           9,297,151
  Class C                                      49,661         1,157,204          89,968           1,882,302
  Class I                                      12,793           327,513          44,205           1,015,969
  Class R                                      18,589           465,489          43,856             970,152
  Class R1                                      3,933            94,223             601              12,629
  Class R2                                      9,512           230,602           2,286              47,881
  Class R3                                     52,307         1,310,546          14,779             323,456
  Class R4                                    103,656         2,614,284          86,591           1,930,001
  Class R5                                         --                --               4                  75
-----------------------------------------------------------------------------------------------------------
                                            1,000,742       $24,895,619       2,491,334         $54,855,473

Shares issued to shareholders in
reinvestment of distributions

  Class A                                     104,834        $2,600,940              --                 $--
  Class B                                       6,688           156,489              --                  --
  Class C                                       2,211            51,239              --                  --
  Class I                                       3,486            88,085              --                  --
  Class R                                       1,100            27,079              --                  --
  Class R1                                         23               526              --                  --
  Class R2                                         63             1,478              --                  --
  Class R3                                        137             3,363              --                  --
  Class R4                                        702            17,370              --                  --
  Class R5                                         29               727              --                  --
-----------------------------------------------------------------------------------------------------------
                                              119,273        $2,947,296              --                 $--

Shares reacquired

  Class A                                  (1,640,351)     $(41,101,092)     (4,070,717)       $(90,508,663)
  Class B                                    (654,183)      (15,509,165)     (1,703,399)        (35,750,510)
  Class C                                    (142,178)       (3,322,674)       (283,968)         (5,884,539)
  Class I                                     (31,078)         (794,844)        (96,540)         (2,227,850)
  Class R                                     (41,360)       (1,030,982)        (69,569)         (1,528,088)
  Class R1                                     (3,971)          (95,480)           (397)             (8,270)
  Class R2                                     (8,906)         (216,278)         (2,591)            (56,583)
  Class R3                                    (27,665)         (685,809)        (11,978)           (261,148)
  Class R4                                   (107,911)       (2,716,385)        (11,530)           (259,282)
  Class R5                                         --                --              (4)                (77)
-----------------------------------------------------------------------------------------------------------
                                           (2,657,603)     $(65,472,709)     (6,250,693)      $(136,485,010)

Net change

  Class A                                    (912,213)     $(22,803,776)     (2,304,401)       $(51,132,806)
  Class B                                    (520,508)      (12,353,294)     (1,260,671)        (26,453,359)
  Class C                                     (90,306)       (2,114,231)       (194,000)         (4,002,237)
  Class I                                     (14,799)         (379,246)        (52,335)         (1,211,881)
  Class R                                     (21,671)         (538,414)        (25,713)           (557,936)
  Class R1                                        (15)             (731)            204               4,359
  Class R2                                        669            15,802            (305)             (8,702)
  Class R3                                     24,779           628,100           2,801              62,308
  Class R4                                     (3,553)          (84,731)         75,061           1,670,719
  Class R5                                         29               727              --                  (2)
-----------------------------------------------------------------------------------------------------------
                                           (1,537,588)     $(37,629,794)     (3,759,359)       $(81,629,537)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the fund's commitment fee and interest expense were $1,216 and $7,028, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.